Income Taxes (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net deferred tax assets/liabilities	$ (23,289)	$ (18,598)
Property and equipment [Member]
Statement Line Items [Line Items]
Deferred tax assets	65	65
Provision for reclamation liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets	70	69
Financing costs [Member]
Statement Line Items [Line Items]
Deferred tax assets	818	991
Non-capital loss carryforwards
Statement Line Items [Line Items]
Deferred tax assets	22,547	19,532
Mineral interests [Member]
Statement Line Items [Line Items]
Deferred tax liabilities	$ (46,789)	$ (39,254)